FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative liabilities	$ (6,199,021)	$ (1,569,522)	$ (1,619,021)
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ (6,199,021)	$ (1,569,522)